Significant accounting policies	6 Months Ended
Jun. 30, 2020
Significant accounting policies
Significant accounting policies

Note 2 – Significant accounting policies

(a)Basis of presentation

These unaudited condensed consolidated interim financial statements include the accounts of Franco-Nevada and its wholly-owned subsidiaries (its “subsidiaries”) (hereinafter together with Franco-Nevada, the “Company”). These unaudited condensed consolidated interim financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) applicable to the preparation of condensed interim financial statements, including IAS 34 Interim Financial Reporting. These condensed consolidated interim financial statements should be read in conjunction with the Company’s annual consolidated financial statements for the year ended December 31, 2019 and were prepared using the same accounting policies, method of computation and presentation as were applied in the annual consolidated financial statements for the year ended December 31, 2019, except as referenced in Note 2(c). These condensed interim consolidated financial statements were authorized for issuance by the Board of Directors on August 5, 2020.

The financial information included herein reflects all adjustments, consisting only of normal recurring adjustments which, in the opinion of management, are necessary for a fair presentation of the results for the interim periods presented. The results of operations for the three and six months ended June 30, 2020 are not necessarily indicative of the results to be expected for the full year. Seasonality is not considered to have a significant impact over the condensed consolidated interim financial statements. Taxes on income in the interim period have been accrued using the tax rates that would be applicable to expected total annual income.

(b)Significant judgments, estimates and assumptions

The preparation of consolidated financial statements in accordance with IFRS requires the Company to make judgments, estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The areas of judgment and estimation are consistent with those reported in the annual consolidated financial statements for the year ended December 31, 2019 and include measurement uncertainty in assessments of impairment of royalty, stream and working interests which were impacted by the following developments during the first half of 2020.

Impact of the COVID-19 pandemic

The COVID-19 (coronavirus) global health pandemic is significantly impacting the global economy and commodity and financial markets. The full extent and impact of the COVID-19 pandemic is unknown and to date has included extreme volatility in financial markets, a slowdown in economic activity, extreme volatility in commodity prices (including gold, silver, palladium and oil and gas) and has raised the prospect of an extended global recession. As well, as efforts are undertaken to slow the spread of the COVID-19 pandemic, the operation and development of mining projects have been impacted. In March and April 2020, a number of mining projects, including certain of those in respect of which Franco-Nevada has assets, were suspended for precautionary purposes or as governments declared a state of emergency or taken other actions, but several operations have restarted since then. If the operation or development of one or more of the properties in which the Company holds a royalty, stream or other interest and from which it receives or expects to receive significant revenue remains suspended for an extended period, it may have a material adverse impact on the Company’s profitability, results of operations, financial condition and the trading price of the Company’s securities. The broader impact of the COVID-19 pandemic on investors, businesses, the global economy or financial and commodity markets may also have a material adverse impact on the Company’s profitability, results of operations, financial condition and the trading price of the Company’s securities.

Impact of recent global and market developments on oil and gas prices

In addition, a number of geopolitical and market factors impacting global energy markets (including those related to the COVID-19 pandemic) have contributed to extreme volatility and a significant decrease in the price of oil and gas (WTI, WCS and NYMEX). Excess supply relative to current demand and a lack of available storage have also created significant downward pressure on global energy markets, with oil prices and futures contracts reaching historic lows in April 2020. Prices have since rebounded from the lows. The lower oil and gas prices (WTI, WCS and NYMEX) may adversely impact potential future development as well as operators’ cashflow, ability to access additional capital and financial condition.  The continuation of low oil and gas prices (WTI, WCS and NYMEX) for a prolonged period may have a material adverse impact on Franco-Nevada’s profitability, results of operations, financial condition and the trading price of Franco-Nevada’s securities.

As a result of reduced production and capital spend by the operators of the Company’s Energy assets due to lower market expectations for oil and gas prices, the Company recorded impairments of $271.7 million at March 31, 2020, as detailed in Note 7(b).

There is heightened potential for further impairments of these assets or impairments of other assets or a reversal of these impairments over the remainder of 2020. In the current environment, assumptions about future commodity prices, interest rates and levels of supply and demand of commodities are subject to greater variability than normal, which could significantly affect the valuation of the Company’s financial and non-financial assets.

(c)New and amended standards adopted by the Company

The following standard was effective and implemented for the annual period as of January 1, 2020.

Amendments to IFRS 3 Business Combinations

In October 2018, the IASB issued amendments to the definition of a business in IFRS 3 Business Combinations (“IFRS 3”). The amendments are intended to assist entities to determine whether a transaction should be accounted for as a business combination or as an asset acquisition. The amendments clarify the minimum requirements for a business, remove the assessment of whether market participants are capable of replacing any missing elements, add guidance to help entities assess whether an acquired process is substantive, narrow the definitions of a business and of outputs, and introduce an optional fair value concentration test.  While it is generally expected that the application of the amendments will result in more acquisitions being accounted for as asset acquisitions, the Company will evaluate the impact of the amendments based on the nature and terms of acquisitions the Company may complete in future periods.